Commitments and Contingencies (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 16, 2021	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Deferred fee, price per unit (in Dollars per share)		$ 0.35	$ 0.35
Deferred fee		$ 6,037,500	$ 6,037,500
Legal fees		$ 1,244,802	$ 118,550
Advisor Agreement Description	The Company agrees to pay the advisor the following (i) $6 million if the Total Capital (as hereinafter defined) involved in the Financing and Target Business Combination is less than $175.5 million (ii) $8 million if the Total Capital involved in the Financing and Target Business Combination is equal to or greater than $175.5 million but less than $225 million; or (iii) $10 million if the Total Capital involved in the Financing and Target Business Combination is equal to or greater than $225 million.
Expenses	$ 50,000
Merger agreement description		Near Platform’s patented technology gathers data on more than an estimated 1.6 billion unique user IDs and 70 million points of interest in more than 44 countries to empower marketing and operational data leaders to confidently reach, understand and market to consumers and optimize their business results.
Equity Financing		$ (675,000,000)
Merger Agreement		50,000,000
Purchase agreement		$ 100,000,000
Weighted average price percentage		98.00%
Common stock amount		$ 2,000,000
Class A Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock, per share (in Dollars per share)		$ 10